NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Excluded items from net loss calculation
	9/30/15	9/30/14
Stock options	4,500,000	4,460,000
Warrants	17,048,660	21,392,285
Preferred stock	400,000	400,000
Convertible note payable	880,000	880,000